Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2030 FUND	Apr. 30, 2021
LifePath Index 2030 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.98%
5 Years	10.08%
Since Inception	8.10%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
Since Inception	13.71%
Investor P Shares
Average Annual Return:
1 Year	6.79%
5 Years	8.56%
Since Inception	7.13%
Inception Date	May 31, 2011
Investor P Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.13%
5 Years	7.73%
Since Inception	6.31%
Inception Date	May 31, 2011
Investor P Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.10%
5 Years	6.42%
Since Inception	5.42%
Inception Date	May 31, 2011